Share Capital - Summary of Share Capital (Detail) - CAD ($) shares in Thousands, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Apr. 06, 2017
Disclosure of classes of share capital [Line Items]
Outstanding, Beginning of Year	$ 11,040	$ 5,534
Common Shares Issued, Net of Issuance Costs and Tax	0	2,927
Outstanding, End of Period	$ 11,040	$ 11,040
Outstanding, Beginning of Year	1,228,790	833,290
Common Shares Issued, Net of Issuance Costs and Tax		187,500	187,500
Outstanding, End of Period	1,228,790	1,228,790
ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure of classes of share capital [Line Items]
Common Shares Issued to ConocoPhillips	$ 0	$ 2,579
Common Shares Issued to ConocoPhillips		208,000